Schedule of Property, Plant and Equipment (Details) - CAD	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1	CAD 379,688
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2	94,431
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3	285,257
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4	0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5	0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6	0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7	61,550
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8	38,251
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9	23,299
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10	0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11	0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12	0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13	0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14	0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15	0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16	500,724
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 17	220,510
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 18	280,214
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 19	212,652
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 20	187,768
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 21	24,884
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 22	1,761,497
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 23	1,610,127
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 24	151,370
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 25	2,916,111
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 26	2,151,087
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 27	CAD 765,024
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1		CAD 16,262,932
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2		9,608,770
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3		6,654,162
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4		1,950,446
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5		1,307,391
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6		643,055
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7		286,252
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8		158,665
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9		127,587
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10		433,613
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11		0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12		433,613
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13		1,861
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14		1,367
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15		494
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16		791,902
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 17		349,363
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 18		442,539
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 19		688,314
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 20		613,570
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 21		74,744
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 22		2,339,906
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 23		2,119,341
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 24		220,565
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 25		22,755,226
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 26		14,158,467
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 27		CAD 8,596,759